Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Troubled Debt Restructurings on Financing Receivables (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Residential Mortgage
TDRs, Number of contracts	3	1	2	18
TDRs, Pre-modification recorded investment	$ 779	$ 818	$ 1,054	$ 6,108
TDRs, Post-modification recorded investment	811	816	1,071	5,846
Residential Mortgage
TDRs, Number of contracts, subsequent default		1	3	1
TDRs, Pre-modification recorded investment, subsequent default		409	432	156
TDRs, Post-modification recorded investment, subsequent default		409	477	127
Residential Mortgage: One-to-Four Family [Member]
Residential Mortgage
TDRs, Number of contracts	3	1	2	10
TDRs, Pre-modification recorded investment	779	818	1,054	3,625
TDRs, Post-modification recorded investment	811	816	1,071	3,582
Residential Mortgage
TDRs, Number of contracts, subsequent default				1
TDRs, Pre-modification recorded investment, subsequent default				156
TDRs, Post-modification recorded investment, subsequent default				127
Commercial and Multi-Family Real Estate [Member]
Residential Mortgage
TDRs, Number of contracts				3
TDRs, Pre-modification recorded investment				1,119
TDRs, Post-modification recorded investment				1,063
Residential Mortgage
TDRs, Number of contracts, subsequent default		1	1
TDRs, Pre-modification recorded investment, subsequent default		409	409
TDRs, Post-modification recorded investment, subsequent default		409	409
Construction: Other [Member]
Residential Mortgage
TDRs, Number of contracts				1
TDRs, Pre-modification recorded investment				1,150
TDRs, Post-modification recorded investment				987
Commercial and Industrial [Member]
Residential Mortgage
TDRs, Number of contracts				4
TDRs, Pre-modification recorded investment				214
TDRs, Post-modification recorded investment				214
Residential Mortgage
TDRs, Number of contracts, subsequent default			2
TDRs, Pre-modification recorded investment, subsequent default			23
TDRs, Post-modification recorded investment, subsequent default			$ 68